Certificate Liabilities - Schedule of Fair Value of the Certificate Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CoinShares XBT Provider
Total XBT Certificate Liabilities	$ 2,465,007	$ 3,695,537
CoinShares Physical
Total CS Physical certificate liabilities	2,041,154	1,453,943
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities	1,279
CoinShares XBTP - Bitcoin [Member]
CoinShares XBT Provider
Total XBT Certificate Liabilities	1,768,572	2,675,425
CoinShares XBTP - Ethereum [Member]
CoinShares XBT Provider
Total XBT Certificate Liabilities	696,435	1,020,112
CoinShares Physical - Bitcoin [Member]
CoinShares Physical
Total CS Physical certificate liabilities	1,222,197	773,007
CoinShares Physical - Staked Ethereum [Member]
CoinShares Physical
Total CS Physical certificate liabilities	291,152	278,318
CoinShares Physical - Staked Solana [Member]
CoinShares Physical
Total CS Physical certificate liabilities	189,058	127,568
CoinShares Physical - XRP [Member]
CoinShares Physical
Total CS Physical certificate liabilities	226,084	144,313
CoinShares Physical - Other [Member]
CoinShares Physical
Total CS Physical certificate liabilities	112,663	130,737
CS XBTP Physical Staked Solana [Member]
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities	613
CS XBTP Physical Other [Member]
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities	$ 666